Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Components of Fixed Assets
Fixed assets consist of:

	2021	2020
Cost
Land	$198	$195
Buildings	2,719	2,709
Machinery and equipment	17,355	17,217

	20,272	20,121
Accumulated depreciation
Buildings	(1,223)	(1,147)
Machinery and equipment	(10,756)	(10,499)

	$8,293	$8,475